PRIVATE PLACEMENT	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
HEALTHCOR CATALIO ACQUISITION CORP
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 614,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $6,140,000 from the Company in a private placement. The proceeds from the sale of the Private Placement Shares were added to the net proceeds from the Initial Public Offering held in the Trust Account, of which $4,410,000 was paid to the underwriters and $2,000,000 was provided to the Company as funds held outside of the trust account for working capital purposes. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will be worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 614,000 Private Placement Shares at a price of $10.00 per Private Placement Share, for an aggregate purchase price of $6,140,000 from the Company in a private placement. The proceeds from the sale of the Private Placement Shares were added to the net proceeds from the Initial Public Offering held in the Trust Account, of which $4,410,000 was paid to the underwriters and $2,000,000 was provided to the Company as funds held outside of the trust account for working capital purposes. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Shares will be worthless.